Schedule of Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 198,322	$ 192,290
Accumulated depreciation	164,878	158,768
Property, Plant and Equipment, Net	33,444	33,522
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	181,805	175,773
Accumulated depreciation	153,851	148,266
Property, Plant and Equipment, Net	27,954	27,507
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	16,517	16,517
Accumulated depreciation	11,027	10,502
Property, Plant and Equipment, Net	$ 5,490	$ 6,015